UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

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Investment Company Act File number 811-09134

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MANOR INVESTMENT FUNDS, INC.

15 Chester Commons

Malvern, PA  19355

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AGENT FOR SERVICE:

Daniel A. Morris

Manor Investment Funds, Inc.

15 Chester Commons

Malvern, Pa  19355

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Registrant's telephone number, including area code: 1-610-722-0900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by a registered management investment company, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

	Manor Fund
	Schedule of Investments
	March 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 96.25%

Beverages - 3.06%
1,995	PepsiCo, Inc.	$ 190,762

Carpets & Rugs - 3.38%
1,134	Mohawk Industries, Inc. *	210,640

Cogeneration Services & Small Power Producers - 1.07%
5,190	The AES Corp.	66,691

Computer Storage Devices - 2.71%
2,652	SanDisk Corp.	168,720

Converted Paper & Paperboard Products (No Containers/Boxes) - 2.86%
3,365	Avery Dennison Corp.	178,042

Crude Petroleum & Natural Gas - 1.47%
1,257	Occidental Petroleum Corp.	91,761

Electrical Work - 2.41%
5,256	Quanta Services, Inc. *	149,954

Electronic Connectors - 5.73%
6,056	Amphenol Corp. Class-A	356,880

Fire, Marine & Casualty Insurance - 3.15%
1,938	Chubb Corp.	195,932

Hospital & Medical Service Plans - 2.92%
1,177	Anthem, Inc.	181,741

Investment Advice - 1.94%
2,355	Franklin Resources, Inc.	120,859

Life Insurance - 2.81%
3,461	MetLife, Inc.	174,954

Motor Vehicle Parts & Accessories - 2.77%
2,852	BorgWarner, Inc.	172,489

National Commercial Banks - 5.70%
2,547	JP Morgan Chase & Co.	154,297
2,155	PNC Financial Services Group, Inc.	200,932
		355,229
Oil & Gas Field Machinery & Equipment - 4.07%
2,868	Baker-Hughes, Inc.	182,347
1,418	National Oilwell Varco, Inc.	70,886
		253,233
Perfumes, Cosmetics & Other Toilet Preparations - 3.75%
3,365	Colgate Palmolive Co.	233,329

Personal Credit Institutions - 2.78%
3,068	Discover Financial Services	172,882

Petroleum Refining - 3.90%
3,821	Valero Energy Corp.	243,092

Pharmaceutical Preparations - 6.83%
763	Actavis, Inc. *	227,084
1,567	Mallinckrodt, Plc. *	198,461
		425,545
Public Building & Related Furniture - 5.97%
2,668	BE Aerospace, Inc. *	169,738
4,006	Johnson Controls, Inc.	202,063
		371,801
Retail-Drug Stores & Proprietary Stores - 3.14%
1,893	CVS Caremark Corp.	195,376

Semiconductors & Related Devices - 6.90%
5,456	Applied Materials, Inc.	123,087
3,116	Skyworks Solutions, Inc.	306,272
		429,359
Services-Miscellaneous Amusement & Recreation - 5.45%
3,236	Walt Disney Co.	339,424

Services-Prepackaged Software - 2.66%
4,070	Microsoft Corp.	165,466

Special Industry Miachinery (No Metalworking Machinery) - 2.74%
2,709	Pentair Ltd. (United Kingdom)	170,369

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.89%
1,166	Nucor Corp.	55,420

Telephone Communications (No Radio Telephone) - 1.65%
3,140	AT&T, Inc.	102,521

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 3.55%
1,943	AmerisourceBergen Corp.	220,861

TOTAL FOR COMMON STOCKS (Cost $3,905,985) - 96.25%		$ 5,993,332

SHORT TERM INVESTMENTS - 3.77%
234,621	First American Government Obligation Fund Class Y 0.01% ** (Cost $234,621)	234,621

TOTAL INVESTMENTS (Cost $4,140,605) - 100.02%		$ 6,227,953

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02%)		(1,182)

NET ASSETS - 100.00%		$ 6,226,771

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2015.

NOTES TO FINANCIAL STATEMENTS
Manor Fund
1. SECURITY TRANSACTIONS
At March 31, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,140,605 amounted to $2,087,347, which consisted of aggregate gross unrealized appreciation of
$2,140,606 and aggregate gross unrealized depreciation of $53,259.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$5,993,332	$0	$0	$5,993,332
Cash Equivalents	$234,621	$0	$0	$234,621
Total	$6,227,953	$0	$0	$6,227,953

	Manor Growth Fund
	Schedule of Investments
	March 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 95.44%

Air Transportation, Scheduled - 3.21%
15,213	Southwest Airlines Co.	$ 673,936

Beverages - 3.29%
5,942	Constellation Brands, Inc. Class-A *	690,520

Biological Products (No Diagnostic Substances) - 4.41%
9,427	Gilead Sciences, Inc. *	925,072

Electronic Computers - 5.23%
8,822	Apple, Inc.	1,097,721

Fire, Marine & Casualty Insurance - 3.22%
6,049	Ace Ltd. (Switzerland)	674,403

Household Appliances - 3.05%
3,163	Whirlpool Corp.	639,116

Household Audio & Video Equipment - 3.62%
5,684	Harman International Industries, Inc.	759,553

Investment Advice - 2.98%
2,911	Affiliated Managers Group, Inc. *	625,225

Iron & Steel Foundries - 3.29%
3,289	Precision Castparts Corp.	690,690

Leather & Leather Products - 2.08%
6,642	Michael Kors Holdings, Ltd. (China) *	436,712

Measuring & Controlling Devices - 6.40%
7,234	Thermo Fisher Scientific, Inc.	971,816
14,671	Trimble Navigation Ltd. *	369,709
		1,341,525
Oil & Gas Field Services - 1.39%
3,491	Schlumberger Ltd.	291,289

Petroleum Refining - 1.77%
5,482	Hess Corp.	372,063

Pharmaceutical Preparations - 6.08%
5,318	Abbott Laboratories	246,383
5,318	AbbVie, Inc.	311,316
6,226	Celgene Corp. *	717,733
		1,275,432
Retail-Drug Stores & Proprietary Stores - 6.97%
8,217	Express Scripts, Inc. Class-C *	712,989
8,848	Walgreen Co.	749,249
		1,462,238
Retail-Variety Stores - 3.33%
8,595	Dollar Tree, Inc. *	697,441

Semiconductors & Related Devices - 7.69%
51,841	On Semiconductor Corp. *	627,795
9,566	Texas Instruments, Inc.	547,032
10,335	Xilinx, Inc.	437,170
		1,611,997
Services-Business Services - 2.75%
6,680	MasterCard, Inc.	577,085

Services-Computer Programming Services - 3.78%
12,704	Cognizant Technology Solutions Corp. *	792,602

Services-Computer Programming, Data Processing, Etc. - 3.24%
617	Google, Inc. Class-C *	338,116
617	Google, Inc. Class-A *	342,250
		680,366
Services-Help Supply Services - 3.49%
12,087	Robert Half International, Inc.	731,505

Services-Prepackaged Software - 4.77%
8,570	Microsoft Corp.	348,413
15,086	Oracle Corp.	650,961
		999,374
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.41%
8,369	Church & Dwight Co., Inc.	714,880

Water Transportation - 3.36%
8,608	Royal Caribbean Cruises, Ltd.	704,565

Wholesale-Motor Vehicles & Motor Vechicle Parts & Supplies - 2.61%
21,426	LKQ Corp. *	547,648

TOTAL FOR COMMON STOCKS (Cost $16,720,198) - 95.44%		$ 20,012,958

SHORT TERM INVESTMENTS - 4.63%
971,603	First American Government Obligation Fund Class Y 0.01% ** (Cost $971,603)	971,603

TOTAL INVESTMENTS (Cost $17,691,801) - 100.07%		20,984,561

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.07%)		(15,074)

NET ASSETS - 100.00%		$ 20,969,487

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2015

NOTES TO FINANCIAL STATEMENTS
Manor Growth Fund
1. SECURITY TRANSACTIONS
At March 31, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $17,691,801 amounted to $3,292,759, which consisted of aggregate gross unrealized appreciation of
$3,658,923 and aggregate gross unrealized depreciation of $366,164.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$20,012,958	$0	$0	$20,012,958
Cash Equivalents	$971,603	$0	$0	$971,603
Total	$20,984,561	$0	$0	$20,984,561

	Manor Bond Fund
	Schedule of Investments
	March 31, 2015 (Unaudited)

Shares		Value

US TREASURY NOTES - 97.34%
125,000	US Treasury Note 1.000% Due 11/30/2019	$ 123,105
125,000	US Treasury Note 0.375% Due 11/15/2015	125,127
150,000	US Treasury Note 0.500% Due 06/15/2016	150,246
200,000	US Treasury Note 0.625% Due 05/31/2017	200,016
100,000	US Treasury Note 1.000% Due 03/31/2017	100,836
300,000	US Treasury Note 1.250% Due 10/31/2015	100,617
250,000	US Treasury Note 1.375% Due 11/30/2018	252,422

TOTAL FOR US TREASURY NOTES (Cost $1,044,039) - 97.34%		$ 1,052,369

SHORT TERM INVESTMENTS - 2.48%
26,815	First American Treasury Obligation Class Y 0.01% * (Cost $26,815)	26,815

TOTAL INVESTMENTS (Cost $1,070,854) - 99.82%		1,079,184

OTHER ASSETS LESS LIABILITIES - 0.18%		1,922

NET ASSETS - 100.00%		$ 1,081,106

* Variable rate security; the coupon rate shown represents the yield at March 31, 2015.

NOTES TO FINANCIAL STATEMENTS
Manor Bond Fund
1. SECURITY TRANSACTIONS
At March 31, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,070,854 amounted to $8,330, which consisted of aggregate gross unrealized appreciation of
$8,717 and aggregate gross unrealized depreciation of $387.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
US Treasury Notes	$1,052,369	$0	$0	$1,052,369
Cash Equivalents	$26,815	$0	$0	$26,815
Total	$1,079,184	$0	$0	$1,079,184

Item 2. Controls and Procedures

(a)  The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph,  based on the  evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or  15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the  registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the  registrant's second fiscal half-year that has materially  affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.

/s/ Daniel A. Morris

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Daniel A. Morris

President

April 27, 2009

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Daniel A. Morris

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Daniel A. Morris

President

April 27, 2015